Intangible Assets and Their Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 20,536	$ 15,765
Intangible assets, accumulated amortization	(14,591)	(11,077)
Intangible assets, net	5,945	4,688
Customer base
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	14,360	12,156
Intangible assets, accumulated amortization	(10,864)	(8,688)
Contract backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,462	1,942
Intangible assets, accumulated amortization	(2,319)	(1,827)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	1,158	738
Intangible assets, accumulated amortization	(398)	(205)
Software copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,552	925
Intangible assets, accumulated amortization	(1,008)	(356)
Trademark
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	4	4
Intangible assets, accumulated amortization	$ (2)	$ (1)